Government Fees And Other Taxes (Details) - Schedule of Government Fees and Other Taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Government Fees and Other Taxes [Abstract]
Government fees	$ 61	$ 69
Other taxes	2,580	2,319
Total government fees and other taxes	$ 2,641	$ 2,388